Taxes (Details 3) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
VAT	$ 499,658	$ 888,602
Income tax	814,217	1,710,717
Others	208,187	257,352
Total taxes payable	$ 1,522,062	$ 2,856,671